BANK BORROWINGS - Principal repayment schedule of bank borrowings (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
BANK BORROWINGS
2023	¥ 512,000
2024	140,000
2025	260,000
2026	65,000
2027 and thereafter	¥ 219,210